                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03073

                               SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




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ITEM 1. SCHEDULE OF INVESTMENTS.


                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                               SECURITY CASH FUND

                                                                                         PRINCIPAL             MARKET
                                                                                          AMOUNT                VALUE
COMMERCIAL PAPER - 23.7%
BUSINESS SERVICES - 4.2%
General Electric Capital Corporation:
     1.56%, 10-18-04                                                                   $  1,700,000         $  1,698,748
     1.80%, 11-09-04                                                                        500,000              499,025
                                                                                                            ------------
                                                                                                               2,197,773
                                                                                                            ------------

DISCOUNT STORES - 1.9%
Wal-mart Stores, Inc., 1.65%, 10-06-04                                                    1,000,000              999,771
                                                                                                            ------------
                                                                                                                 999,771
                                                                                                            ------------

ELECTRIC UTILITIES - 3.9%
Southern Company, 1.78%, 11-18-04                                                         2,026,000            2,021,191
                                                                                                            ------------
                                                                                                               2,021,191
                                                                                                            ------------

FOOD PROCESSING - 2.1%
Mccormick & Company, Inc., 1.80%, 11-23-04                                                1,100,000            1,097,085
                                                                                                            ------------
                                                                                                               1,097,085
                                                                                                            ------------

HEALTH CARE - SERVICES - 3.3%
Pfizer, Inc., 1.79%, 11-19-04                                                             1,720,000            1,715,809
                                                                                                            ------------
                                                                                                               1,715,809
                                                                                                            ------------

LEASING - 4.3%
International Lease Finance Corporation, 1.68%, 11-09-04                                  2,250,000            2,245,905
                                                                                                            ------------
                                                                                                               2,245,905
                                                                                                            ------------

NEWSPAPER - 4.0%
Tribune Company, 1.77%, 10-07-04                                                          2,095,000            2,094,382
                                                                                                            ------------
                                                                                                               2,094,382
                                                                                                            ------------
TOTAL COMMERCIAL PAPER
     (cost $12,371,916)                                                                                       12,371,916
                                                                                                            ------------

ASSETS BACKED SECURITIES - 4.6%
INSURANCE - 4.6%
AIG Funding, Inc., 1.66%, 11-08-04                                                        2,400,000            2,395,795
                                                                                                            ------------
TOTAL ASSET BACKED SECURITIES
     (cost $2,395,795)                                                                                         2,395,795
                                                                                                            ------------

MISCELLANEOUS ASSETS - 1.9%
FUNDING AGREEMENTS - 1.9%
United of Omaha Life Insurance Company, 1.75%, 10-01-04 (1)                               1,000,000            1,000,000
                                                                                                            ------------
TOTAL MISCELLANEOUS ASSETS
     (cost $1,000,000)                                                                                         1,000,000
                                                                                                            ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 69.8%
FEDERAL FARM CREDIT BANK - 20.0%
     1.48%, 10-12-04                                                                      4,200,000            4,198,099
     1.60%, 11-02-04                                                                      6,300,000            6,291,040
                                                                                                            ------------
                                                                                                              10,489,139
                                                                                                            ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 30.4%
     1.09%, 10-05-04                                                                      2,000,000            1,999,758
     1.215%, 10-26-04                                                                     5,300,000            5,294,402
     1.55%, 11-08-04                                                                      1,000,000              998,364

                                        1

                                                                                         PRINCIPAL             MARKET
                                                                                          AMOUNT                VALUE
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
     1.62%, 11-16-04                                                                   $  6,000,000         $  5,987,580
     1.07%, 11-17-04                                                                        900,000              898,743
     1.21%, 01-06-05                                                                        700,000              697,708
                                                                                                            ------------
                                                                                                              15,876,555
                                                                                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.2%
     1.53%, 10-01-04                                                                      1,000,000            1,000,000
     1.50%, 10-04-04                                                                      5,000,000            4,999,375
     1.30%, 10-15-04                                                                        500,000              499,747
     1.56%, 10-20-04                                                                      2,500,000            2,497,942
                                                                                                            ------------
                                                                                                               8,997,064
                                                                                                            ------------

SMALL BUSINESS ASSOCIATION POOLS - 1.7%
     #503295, 1.75%, 10-01-04 (1)                                                           149,692              149,785
     #503303, 1.75%, 10-01-04 (1)                                                           133,283              133,366
     #502398, 1.875%, 10-01-04 (1)                                                           47,022               47,198
     #503152, 1.875%, 10-01-04 (1)                                                          214,249              214,249
     #503265, 2.00%, 10-01-04 (1)                                                           150,348              149,972
     #501927, 2.75%, 10-01-04 (1)                                                           208,449              210,416
                                                                                                            ------------
                                                                                                                 904,986
                                                                                                            ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.5%
     2.45%, 10-25-04 (1)                                                                    256,730              257,386
                                                                                                            ------------
                                                                                                                 257,386
                                                                                                            ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $36,525,130)                                                                                       36,525,130
                                                                                                            ------------
TOTAL INVESTMENTS - 100.0%
     (cost $52,292,841)                                                                                       52,292,841
LIABILITIES, LESS CASH & OTHER ASSETS - 0.0%                                                                      (3,164)
                                                                                                            ------------
TOTAL NET ASSETS - 100%                                                                                     $ 52,289,677
                                                                                                            ============

The identified cost of investments owned at September 30, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $0.

(1) Variable rate security. Rate indicated is rate effective at September 30, 2004. Maturity date indicated is next interest rate reset date.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    SECURITY CASH FUND

                                    By:   /s/ MICHAEL G. ODLUM
                                          --------------------------------------
                                          Michael G. Odlum, President

                                    Date: November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By:   /s/ MICHAEL G. ODLUM
                                          --------------------------------------
                                          Michael G. Odlum, President

                                    Date: November 24, 2004


                                    By:   /s/ BRENDA M. HARWOOD
                                          --------------------------------------
                                          Brenda M. Harwood, Treasurer

                                    Date: November 24, 2004